Madison/Mosaic Legal & Compliance Department
8777 N. Gainey Center Drive, Suite 220
Scottsdale, AZ  85258
480/443-9537

November 26, 2010

BY EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549

RE:  Madison Mosaic Tax-Free Trust
     File No. 811-03486
     Form N-CSR Filing

Dear Sir/Madam:

Filed electronically herein in html format is the registrant's certified financial statement, the additional matters required by this filing of Form N-CSR and the applicable certifications and attachments to the Form.

If you have any questions, please call me at the number above or Pam Krill, our General Counsel, at 608-216-9147.

Respectfully submitted,

(signature)

W. Richard Mason
CCO and Corporate Counsel

Enclosures